Cash and cash equivalents and Restricted cash (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash And Cash Equivalents Fair Value Disclosure	$ 52,833	$ 45,213
Restricted cash and cash equivalents	5,968	5,224
Restricted cash and cash equivalents fair value disclosure	5,968	5,224
Non-current restricted cash and cash equivalents	3,590	3,576
Current restricted cash and cash equivalents	$ 2,378	$ 1,648